Expense Example - StrategicAdvisersCoreIncomeFund-PRO - StrategicAdvisersCoreIncomeFund-PRO - Strategic Advisers Core Income Fund - Strategic Advisers Core Income Fund	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 34
3 years	118
5 years	257
10 years	$ 661